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                           OLD WESTBURY FUNDS, INC.

                        Old Westbury Core Equities Fund
                     Old Westbury Capital Opportunity Fund
                        Old Westbury International Fund
                        Old Westbury Fixed Income Fund
                       Old Westbury Municipal Bond Fund

                  Supplement Dated December  28, 2000 to the
          Statement of Additional Information Dated February 29, 2000

The following information supplements the disclosure on page 2 of the Statement of Additional Information entitled "Securities In Which The Funds Invest" with respect to the Old Westbury Fixed Income Fund ("Fixed Income Fund"):

          Municipal securities are an acceptable (but not principal) investment of the Fixed Income Fund.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE